Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2019
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2017	2018	2019
Brokers’ commissions on revenue	6,456	7,555	7,527
Bunkers’ consumption and other voyage expenses	8,948	12,819	16,245
Total	15,404	20,374	23,772